Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 16, 2011
EQ/Core Bond Index Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
EQ/Core Bond Index Portfolio | Class IA Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	7.95%
Annual Return 2002	rr_AnnualReturn2002	9.84%
Annual Return 2003	rr_AnnualReturn2003	3.62%
Annual Return 2004	rr_AnnualReturn2004	4.31%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.28%
Annual Return 2007	rr_AnnualReturn2007	3.35%
Annual Return 2008	rr_AnnualReturn2008	(8.70%)
Annual Return 2009	rr_AnnualReturn2009	2.96%
Annual Return 2010	rr_AnnualReturn2010	6.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.89%)
One Year	rr_AverageAnnualReturnYear01	6.03%
Five Years	rr_AverageAnnualReturnYear05	1.44%
Ten Years	rr_AverageAnnualReturnYear10	3.50%
EQ/Core Bond Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQ/Core Bond Index Portfolio – Class K Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Seeks to achieve a total return before expenses that approximates the total return performance of the Barclays Capital Intermediate U.S. Government/Credit Index ("Intermediate Government Credit Index"), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts ("Contracts"), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 83% of the average value of the Portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities that are included in the Intermediate Government Credit Index, which covers the U.S. dollar denominated, investment grade, fixed-rate, taxable bond market, including U.S. Treasury and government-related, corporate, credit and agency fixed-rate debt securities. AXA Equitable Funds Management Group, LLC ("FMG LLC" or the "Manager") also may invest up to 10% of the Portfolio's assets in exchange traded funds ("ETFs") that invest in securities included in the Intermediate Government Credit Index.

In seeking to achieve the Portfolio's investment objective, the sub-adviser ("Adviser") will employ a stratified sample approach to build a portfolio whose broad characteristics match those of the Intermediate Government Credit Index. This strategy is commonly referred to as an indexing strategy. Individual securities holdings may differ from those of the Intermediate Government Credit Index, and the Portfolio may not track the performance of the Intermediate Government Credit Index perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Intermediate Government Credit Index are valued.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into an advisory agreement on behalf of the Portfolio with an "affiliated person" of the Manager, such as AllianceBernstein L.P., unless the advisory agreement is approved by the Portfolio's shareholders. The Manager has ultimate responsibility to oversee Advisers and recommend their hiring, termination and replacement.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

Credit Risk: The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Exchange Traded Funds Risk: When a Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETF, in addition to the advisory and other fees paid directly by the Portfolio. A Portfolio's investment in an ETF involves other considerations. For example, shares of ETFs are listed and traded on securities exchanges and in over-the-counter markets, and the purchase and sale of these shares involve transaction fees and commissions. Also, even though the market price of an ETF is derived from the securities it owns, such price at any given time may be at, below or above the ETF's net asset value. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. There is also the risk that an ETF's performance may not match that of the relevant index. In addition, it is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Portfolio's investment in the ETF could be substantially and adversely affected.

Index Strategy Risk: A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio's fees and expenses will reduce the Portfolio's returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio's valuation procedures also may affect the Portfolio's performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Interest Rate Risk: The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio's debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio's debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates than a fund with a shorter average duration.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by Standard & Poor's Ratings Services ("S&P") or Fitch Ratings Ltd. ("Fitch") or Baa by Moody's Investors Service, Inc. ("Moody's") are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2010 compare to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not commenced operations as of the date of this Prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class IA Shares, which would have annual returns identical to those of the Class K Shares because the Class IA Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

For periods prior to the date Class IA Shares commenced operations (March 25, 2002), the performance information shown below is the performance of Class IB Shares, which reflects the effect of 12b-1 fees paid by Class IB Shares. Class IA and Class K Shares do not pay 12b-1 fees.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results. Effective February 15, 2011, the Portfolio changed its benchmark from the Barclays Capital U.S. Aggregate Bond Index to the Barclays Capital Intermediate U.S. Government/Credit Index. The Portfolio changed its benchmark because the Manager believes the new benchmark represents a better comparison against which to measure the Portfolio's performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2010 compare to the returns of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter: (% and time period)	Worst quarter: (% and time period)
4.69% (2001 3rd Quarter)	–2.89% (2008 3rd Quarter)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus

The Class K Shares have not commenced operations as of the date of this Prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class IA Shares, which would have annual returns identical to those of the Class K Shares because the Class IA Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

For periods prior to the date Class IA Shares commenced operations (March 25, 2002), the performance information shown below is the performance of Class IB Shares, which reflects the effect of 12b-1 fees paid by Class IB Shares. Class IA and Class K Shares do not pay 12b-1 fees.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 15, 2011, the Portfolio changed its benchmark from the Barclays Capital U.S. Aggregate Bond Index to the Barclays Capital Intermediate U.S. Government/Credit Index. The Portfolio changed its benchmark because the Manager believes the new benchmark represents a better comparison against which to measure the Portfolio's performance.
EQ/Core Bond Index Portfolio | Barclays Capital Intermediate U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.89%
Five Years	rr_AverageAnnualReturnYear05	5.53%
Ten Years	rr_AverageAnnualReturnYear10	5.51%
EQ/Core Bond Index Portfolio | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.54%
Five Years	rr_AverageAnnualReturnYear05	5.80%
Ten Years	rr_AverageAnnualReturnYear10	5.84%